Fair Value of Investments (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Assets measured at fair value on a recurring basis

Description	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Money Market Funds and Treasuries	$283,319,605	$-	$-

December 31, 2021

Description	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Money Market Funds and Treasuries	$280,164,163	$-	$-

Southland Holdings [Member]
Schedule of Fair values of investments measured on a recurring basis

	December 31, 2022
(Amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$8	$8	$-	$-
Total	8	8	-	-
Investments Noncurrent
Private Equity	3,261	-	-	3,261
Total noncurrent	3,261	-	-	3,261
Overall Total	$3,269	$8	$-	$3,261

	December 31, 2021
(Amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$12	$12	$-	$-
Total	12	12	-	-
Investments Noncurrent
Private Equity	3,925	-	-	3,925
Total noncurrent	3,925	-	-	3,925
Overall Total	$3,937	$12	$-	$3,925

Schedule of Assets measured at fair value on a recurring basis

(Amounts in thousands)	Private Equity	Total
Balance - January 1, 2022	$3,925	$3,925
Total gains (losses) (realized / unrealized):
In Earnings:	263	263
Purchases, issuances, and sales:
Purchases	131	131
Sales	(1,058)	(1,058)
Balance - December 31, 2022	$3,261	$3,261

(Amounts in thousands)	Private Equity	Total
Balance - January 1, 2021	$2,575	$2,575
Total gains (losses) (realized / unrealized):
In Earnings:	1,134	1,134
Purchases, issuances, and sales:
Purchases	391	391
Sales	(175)	(175)
Balance - December 31, 2021	$3,925	$3,925